Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-	CASH AND CASH EQUIVALENTS

a.	Composition

	December 31
	2017	2016
	NIS in millions
Cash in banks and on hand	487	924
Cash equivalents - short-term deposits	467	596
	954	1,520

b.	Part of the cash in banks bears floating interest based on daily bank deposits rates (as of the reporting date – up to 0.25%).

c.	Deposits in the amount of NIS 462 million earn annual interest at the rate of up to 11.0%, the rest of the deposits earn annual interest at negligible rate, based on their respective term.

d.	As for the linkage basis of cash and cash equivalents, refer to Note 35.